QB2 Advances from SMM/SC - Summary of Debt Continuity (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CAD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings at beginning of period	$ 5,292	$ 7,167	$ 5,816	$ 7,374
Non-cash changes
Finance fees, discount amortization and other	8	11	12	15
Changes in foreign exchange rates	0	(164)	0	474
Borrowings at end of period	4,940	6,534	5,292	7,167
SSM/SC | Quebrada Blanca Phase 2 project facility
Disclosure of detailed information about borrowings [line items]
Borrowings at beginning of period	1,683	2,279	997	1,263
Cash flows
Advances	960	1,292	685	899
Non-cash changes
Finance fees, discount amortization and other	1	1	1	1
Changes in foreign exchange rates	0	(75)	0	116
Borrowings at end of period	$ 2,644	$ 3,497	$ 1,683	$ 2,279